STATEMENTS OF OPERATION - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
REVENUE:
Sales
COST OF GOODS SOLD
GROSS MARGIN
OPERATING EXPENSES
Amortization	57,344		51,036
Research and development expenses	127,270		37,901		4,196
Payroll expenses	71,348	40,369	184,537		161,931
Professional fees	93,165	10,957	143,235		50,779
Selling, general and administrative expenses	2,226	3,301	15,319		16,471
TOTAL OPERATING EXPENSES	351,353	54,627	432,028		233,377
LOSS FROM OPERATIONS	(351,353)	(54,627)	(432,028)		(233,377)
OTHER EXPENSE (INCOME)
Interest Expense			81
Interest income	(11)	(61)	(186)		(369)
TOTAL OTHER EXPENSE (INCOME)	(11)	(61)	(105)		(369)
NET LOSS	$ (351,342)	$ (54,566)	$ (431,923)		$ (233,008)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED	$ (0.00)	$ (0.00)	$ 0.00		$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED	87,205,550	87,210,000	87,198,875		87,210,000
LAT PARMA LLC
REVENUE:
Sales
COST OF GOODS SOLD
GROSS MARGIN
OPERATING EXPENSES
Research and development expenses						10,989
Professional fees				11,924		7,735
Bank Charges				526		329
Office Expenses						574
Conference Fee						1,080
Website Hosting				185		173
Telephone				187
Travel				5,821
Taxes & Licenses				250
Outside Services (See Note 5)				95,921
General and Administrative Expenses:				114,814		20,880
OTHER EXPENSE (INCOME)
Interest income				(7)
TOTAL OTHER EXPENSE (INCOME)				(7)
NET LOSS				(114,807)		(20,880)
Partnership Capital, Beginning				13,802		4,682
Partner Contributions (See Note 6)				97,000		30,000
Partnership Capital, ENDING				$ 4,005		$ 13,802